Shareholder Report, Holdings (Details) - C000248219	Sep. 30, 2024
AAA/Aaa
Holdings [Line Items]
Percent of Total Investments	32.70%
AA/Aa
Holdings [Line Items]
Percent of Total Investments	2.20%
A
Holdings [Line Items]
Percent of Total Investments	7.60%
BBB/Baa
Holdings [Line Items]
Percent of Total Investments	12.60%
BB/Ba
Holdings [Line Items]
Percent of Total Investments	26.40%
B
Holdings [Line Items]
Percent of Total Investments	13.00%
CCC/Caa
Holdings [Line Items]
Percent of Total Investments	0.70%
N/R
Holdings [Line Items]
Percent of Total Investments	4.80%
Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	54.50%
Asset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	16.80%
U.S. Government Sponsored Agency Securities
Holdings [Line Items]
Percent of Total Investments	13.80%
Non-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	8.60%
Foreign Government Obligations
Holdings [Line Items]
Percent of Total Investments	5.40%
Foreign Agency Obligations
Holdings [Line Items]
Percent of Total Investments	0.90%